Risk management and concentrations of risk (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative Liability, Current	$ (3,534)	$ (4,912)
Derivative Liability, Noncurrent	(3,511)	(5,855)
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Current	(3,534)	(4,912)
Derivative Liability, Noncurrent	$ (3,511)	$ (5,855)